J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 3, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the Funds on Appendix A (the “Funds”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 490 (Amendment No. 492 under the Investment Company Act of 1940, as amended) filed electronically on October 22, 2025.
Please contact the undersigned at 614-213-4020 or elizabeth.a.davin@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Appendix A
J.P. Morgan Exchange-Traded Funds
JPMorgan Active Small Cap Value ETF
JPMorgan Equity Focus ETF
JPMorgan Fundamental Data Science Large Value ETF (JPMorgan U.S. Applied Data Science Value Fund was converted into the ETF on July 11, 2025)
JPMorgan Small & Mid Cap Enhanced Equity ETF